Long-Term Debt - Schedule of Maturities of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 22,473
2017	5,526
2018	8,172
2019	480,325
2020	5,507
Thereafter	7,145
Less: Discount and debt issuance costs	8,726
Long-term debt	$ 520,422	$ 450,885